UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

July 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.5%
Financials - 19.9%
Capital Markets - 5.1%
BlackRock, Inc.-Class A	187,104	$31,856,327
Goldman Sachs Group, Inc. (The)	361,150	36,440,035

		68,296,362

Commercial Banks - 5.0%
Fifth Third Bancorp	1,114,950	15,408,609
PNC Financial Services Group, Inc.	129,460	7,651,086
Wells Fargo & Co.	1,275,750	43,133,107

		66,192,802

Consumer Finance - 1.0%
Capital One Financial Corp.	239,840	13,548,562

Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	1,079,140	38,849,040

Insurance - 5.9%
ACE Ltd.	349,780	25,708,830
Hartford Financial Services Group, Inc.	1,282,040	21,089,558
MetLife, Inc.	630,918	19,413,347
Travelers Cos., Inc. (The)	191,800	12,016,270

		78,228,005

		265,114,771

Health Care - 16.4%
Biotechnology - 2.7%
Amgen, Inc.	331,548	27,385,865
Gilead Sciences, Inc.(a)	147,960	8,038,667

		35,424,532

Health Care Equipment & Supplies - 2.4%
St. Jude Medical, Inc.	675,024	25,218,897
Zimmer Holdings, Inc.	121,180	7,141,137

		32,360,034

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.-Class A	311,970	12,385,209
Cardinal Health, Inc.	191,670	8,259,060
McKesson Corp.	219,470	19,912,513
UnitedHealth Group, Inc.	886,620	45,297,416

		85,854,198

Pharmaceuticals - 4.9%
Abbott Laboratories	159,290	10,562,520
Forest Laboratories, Inc.(a)	302,150	10,137,133
Merck & Co., Inc.	531,650	23,482,980
Pfizer, Inc.	899,060	21,613,402

		65,796,035

		219,434,799

Company	Shares	U.S. $ Value
Energy - 13.2%
Energy Equipment & Services - 5.0%
Diamond Offshore Drilling, Inc.(b)	483,760	31,647,579
Helmerich & Payne, Inc.	90,650	4,215,225
National Oilwell Varco, Inc.	428,719	30,996,384

		66,859,188

Oil, Gas & Consumable Fuels - 8.2%
Chevron Corp.	317,640	34,806,991
Devon Energy Corp.	176,960	10,461,875
Exxon Mobil Corp.	404,070	35,093,480
Occidental Petroleum Corp.	329,680	28,692,050

		109,054,396

		175,913,584

Information Technology - 13.1%
Communications Equipment - 0.8%
Cisco Systems, Inc.	638,470	10,183,597

Computers & Peripherals - 1.6%
Apple, Inc.(a)	36,000	21,987,360

Internet Software & Services - 0.8%
Google, Inc.-Class A(a)	17,990	11,387,130

IT Services - 0.5%
Amdocs Ltd.(a)	217,924	6,483,239

Semiconductors & Semiconductor Equipment - 3.2%
Lam Research Corp.(a)	315,540	10,857,731
Marvell Technology Group Ltd.	2,174,334	24,483,001
Xilinx, Inc.	236,920	7,676,208

		43,016,940

Software - 6.2%
Activision Blizzard, Inc.	627,927	7,553,962
Adobe Systems, Inc.(a)	234,140	7,230,243
Cadence Design Systems, Inc.(a)	650,440	7,948,377
Microsoft Corp.	1,051,370	30,983,874
Oracle Corp.	953,010	28,780,902

		82,497,358

		175,555,624

Industrials - 12.3%
Aerospace & Defense - 2.3%
Raytheon Co.	560,880	31,117,622

Commercial Services & Supplies - 0.7%
Copart, Inc.(a)	388,490	9,230,522

Construction & Engineering - 1.5%
Foster Wheeler AG(a)	426,941	7,702,016
URS Corp.	342,722	12,019,260

		19,721,276

Company	Shares	U.S. $ Value
Electrical Equipment - 0.7%
Hubbell, Inc.-Class B	119,300	9,816,004

Industrial Conglomerates - 2.9%
General Electric Co.	1,850,490	38,397,668

Machinery - 2.9%
Actuant Corp.-Class A	348,280	9,912,049
Dover Corp.	347,940	18,952,292
Gardner Denver, Inc.	168,665	9,610,531

		38,474,872

Professional Services - 0.9%
Towers Watson & Co.	209,376	12,275,715

Road & Rail - 0.4%
Norfolk Southern Corp.	67,774	5,018,665

		164,052,344

Consumer Discretionary - 8.1%
Automobiles - 0.3%
Harley-Davidson, Inc.	102,690	4,439,289

Internet & Catalog Retail - 2.7%
Liberty Interactive Corp.(a)	1,940,940	36,353,806

Media - 4.4%
Comcast Corp.-Class A	696,040	22,656,102
Scripps Networks Interactive, Inc.-Class A	273,080	14,705,358
Viacom, Inc.-Class B	459,440	21,460,442

		58,821,902

Specialty Retail - 0.7%
Bed Bath & Beyond, Inc.(a)	146,920	8,954,774

		108,569,771

Consumer Staples - 4.9%
Beverages - 0.7%
Molson Coors Brewing Co.-Class B	237,880	10,067,082

Food & Staples Retailing - 2.4%
CVS Caremark Corp.	704,144	31,862,516

Food Products - 0.7%
Smithfield Foods, Inc.(a)	474,950	8,786,575

Tobacco - 1.1%
Lorillard, Inc.	112,771	14,506,861

		65,223,034

Materials - 2.8%
Chemicals - 0.7%
CF Industries Holdings, Inc.	49,690	9,727,314

Metals & Mining - 0.8%
Newmont Mining Corp.	220,870	9,822,089

Paper & Forest Products - 1.3%
Domtar Corp.	241,380	17,828,327

		37,377,730

Company	Shares	U.S. $ Value
Telecommunication Services - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	512,560	19,436,275
Verizon Communications, Inc.	173,160	7,816,443

		27,252,718

Utilities - 0.8%
Multi-Utilities - 0.8%
Ameren Corp.	321,680	11,004,673

Total Common Stocks (cost $1,099,781,904)		1,249,499,048

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(c) (cost $53,374,484)	53,374,484	53,374,484

Total Investments Before Security Lending Collateral for Securities Loaned - 97.5% (cost $1,153,156,388)		1,302,873,532

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.5%
Investment Companies - 2.5%
AllianceBernstein Exchange Reserves - Class I, 0.19%(c) (cost $33,016,620)	33,016,620	33,016,620

Total Investments - 100.0% (cost $1,186,173,008)(d)		1,335,890,152
Other assets less liabilities - 0.0%		(482,057)

Net Assets - 100.0%		$1,335,408,095

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $180,663,195 and gross unrealized depreciation of investments was $(30,946,051), resulting in net unrealized appreciation of $149,717,144.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth & Income Fund

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$1,249,499,048	$—	$—	$1,249,499,048
Short-Term Investments	53,374,484	—	—	53,374,484
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	33,016,620	—	—	33,016,620

Total Investments in Securities	1,335,890,152	—	—	1,335,890,152
Other Financial Instruments**	—	—	—	—

Total^	$1,335,890,152	$—	$—	$1,335,890,152

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012